T. ROWE PRICE Retirement I 2030 Fund-I Class
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 20.6%
T. Rowe Price Funds:
New Income Fund  683,505 185,715 41,212 84,976,159 827,668
International Bond Fund (USD
Hedged)  220,628 62,116 15,238 26,572,977 270,513
Dynamic Global Bond Fund  150,904 35,975 9,166 18,291,679 183,649
Emerging Markets Bond Fund  135,094 22,474 8,461 14,336,599 159,853
High Yield Fund  120,591 42,212 16,031 23,582,164 156,350
U.S. Treasury Long-Term Index
Fund  109,535 99,956 8,924 13,667,059 155,531
Limited Duration Inflation
Focused Bond Fund  90,048 36,705 9,237 23,176,178 122,138
Floating Rate Fund  48,754 38,095 3,225 9,011,013 86,145
Total Bond Mutual Funds (Cost $1,951,750) 1,961,847
EQUITY MUTUAL FUNDS 77.4%
T. Rowe Price Funds:
Equity Index 500 Fund  953,227 393,252 264,275 12,917,428 1,302,464
Value Fund  845,995 198,632 76,917 29,183,949 1,274,755
Growth Stock Fund (2) 981,000 147,564 174,640 11,848,770 1,178,123
International Value Equity Fund  426,572 66,531 31,537 39,769,634 587,795
Overseas Stock Fund  440,868 65,085 59,005 46,190,439 574,147
International Stock Fund  413,095 61,811 32,878 26,061,867 562,676
Emerging Markets Stock Fund  267,991 26,972 69,658 5,770,378 326,777
Mid-Cap Growth Fund  243,810 34,465 22,753 2,728,841 315,127
Mid-Cap Value Fund  209,428 43,327 16,655 9,651,199 309,900
Small-Cap Stock Fund  144,733 25,977 18,507 3,166,411 215,474
Small-Cap Value Fund  124,070 23,256 8,124 3,490,524 202,206
New Horizons Fund (2) 182,991 35,288 42,037 2,411,827 200,085
Real Assets Fund  119,472 31,776 6,644 13,641,041 176,788
Emerging Markets Discovery
Stock Fund  2,523 64,275 911 4,989,960 77,793
U.S. Large-Cap Core Fund  22,307 34,143 1,741 2,124,211 65,702
Total Equity Mutual Funds (Cost $5,678,555) 7,369,812

T. ROWE PRICE Retirement I 2030 Fund-I Class

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.8%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 165,936 666,328 662,370 169,893,690 169,894
Total Short-Term Investments (Cost $169,894) 169,894
Total Investments in Securities 99.8%
(Cost $7,800,199) $ 9,501,553
Other Assets Less Liabilities 0.2% 19,204
Net Assets 100.0% $ 9,520,757
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2030 Fund-I Class

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 433 MSCI EAFE Index contracts 3/21 (46,851) $ (1,437)
Short, 364 Russell 2000 E-Mini Index contracts 3/21 (40,025) (5,203)
Short, 1,402 S&P 500 E-Mini Index contracts 3/21 (267,025) (10,380)
Net payments (receipts) of variation margin to date 19,000
Variation margin receivable (payable) on open futures contracts $ 1,980

T. ROWE PRICE Retirement I 2030 Fund-I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28,
2021. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ 420 $ 5,936 $ 3,176
Emerging Markets Bond Fund (175) 10,746 6,130
Emerging Markets Discovery Stock Fund 453 11,906 453
Emerging Markets Stock Fund 5,313 101,472 3,393
Equity Index 500 Fund 32,469 220,260 17,060
Floating Rate Fund (18) 2,521 1,918
Growth Stock Fund 81,708 224,199 —
High Yield Fund (44) 9,578 6,243
International Bond Fund (USD Hedged) 1,438 3,007 3,446
International Stock Fund 8,123 120,648 5,463
International Value Equity Fund (133) 126,229 12,797
Limited Duration Inflation Focused Bond Fund 1,155 4,622 299
Mid-Cap Growth Fund 16,009 59,605 517
Mid-Cap Value Fund 7,271 73,800 4,384
New Horizons Fund 36,113 23,843 —
New Income Fund 8,423 (340) 14,814
Overseas Stock Fund (1,783) 127,199 10,627
Real Assets Fund 837 32,184 3,308
Small-Cap Stock Fund 6,143 63,271 1,091
Small-Cap Value Fund 3,198 63,004 1,505
U.S. Large-Cap Core Fund 587 10,993 611
U.S. Treasury Long-Term Index Fund 24,924 (45,036) 1,788
Value Fund 25,074 307,045 16,831
U.S. Treasury Money Fund, 0.09% — — 164
Totals $ 257,505# $ 1,556,692 $ 116,018+
`0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $160,737 of the net realized gain
(loss).
+ Investment income comprised $116,018 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2030 Fund-I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2030 Fund - I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2030 Fund-I Class

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
R414-054Q3 02/21